S000003866 [Member] Investment Objectives and Goals - BlackRock Global Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Global Allocation Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Global Allocation Portfolio (the “Global Allocation Portfolio” or the “Fund”), a series of BlackRock Series Fund, Inc. (the “Corporation”), is to seek high total investment return.